Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue
Schedule of revenue

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
In-game purchases	218,339	241,958
Advertising	15,800	10,822
Total	234,139	252,780

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
US	84,436	81,385
Europe	55,729	53,485
Asia	57,421	68,367
Other	36,553	49,543
Total	234,139	252,780

	2022	2021	2020
In-game purchases	459,660	406,594	245,833
Advertising	20,028	27,500	15,059
Total	479,688	434,094	260,892

	2022	2021	2020
US	160,314	136,570	97,470
Europe	101,320	93,620	61,494
Asia	124,322	106,404	42,382
Other	93,732	97,500	59,546
Total	479,688	434,094	260,892